Summary of Weighted-Average Assumptions Related to Grants (Detail)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Schedule Of Weighted Average Assumptions [Line Items]
Risk-free interest rate	1.10%	2.50%	2.10%
Expected life of option	7 years 6 months	7 years 6 months	7 years 6 months
Expected dividend yield	3.30%	3.80%	4.10%
Expected volatility rate	28.20%	29.50%	29.60%